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WRITER’S DIRECT DIAL NUMBER: (202) 508-4671

May 9, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Artisan Partners Funds, Inc.: File Nos. 033- 88316 and 811-8932

Post-Effective Amendment No. 59 to the Registration Statement

Dear Sir or Madam:

On behalf of Artisan Partners Funds, Inc. (“Artisan Funds”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 59 to Artisan Funds’ Registration Statement under the 1933 Act and Amendment No. 61 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by Artisan Funds for five years.

In addition to the Part C, the Amendment includes the following: (a) a Prospectus relating to Artisan Global Opportunities Fund – Investor Shares; (b) a Prospectus relating to Artisan Global Opportunities Fund and Artisan Global Value Fund – Institutional Shares; Institutional Shares being a new class of Artisan Global Value Fund (collectively, with Artisan Global Opportunities Fund, the “Funds”); (c) a Statement of Additional Information relating to Artisan Global Opportunities Fund – Investor Shares; and (d) a Statement of Additional Information relating to Artisan Global Opportunities Fund and Artisan Global Value Fund – Institutional Shares. Each Fund is an existing series of Artisan Funds.

The Amendment relates solely to the Funds. No information relating to any other series or shares of Artisan Funds is amended or superseded hereby.

No fees are required in connection with this filing. If you have any questions concerning this filing, please call me at (202) 508-4671 or my colleague Marian G. Fowler at (202) 508-4858.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda